Business segment information - Sales by product (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Local sales
Business segment information
Sales by product	$ 58,038	$ 62,656	$ 71,744
Local sales | Mid-distillates
Business segment information
Sales by product	26,792	28,672	32,606
Local sales | Natural gas
Business segment information
Sales by product	3,439	4,096	4,358
Local sales | Services
Business segment information
Sales by product	3,301	3,877	3,233
Local sales | Asphalts
Business segment information
Sales by product	912	794	938
Local sales | Plastic and rubber
Business segment information
Sales by product	872	920	1,225
Local sales | LPG and propane
Business segment information
Sales by product	512	631	762
Local sales | Roads and construction services
Business segment information
Sales by product	368	330	350
Local sales | Polyethylene
Business segment information
Sales by product	304	329	314
Local sales | Aromatics
Business segment information
Sales by product	160	247	298
Local sales | Fuel oil
Business segment information
Sales by product	23	21	36
Local sales | Other products
Business segment information
Sales by product	682	626	608
Foreign sales
Business segment information
Sales by product	61,656	70,674	71,445
Foreign sales | Natural gas
Business segment information
Sales by product	102	46	105
Foreign sales | Plastic and rubber
Business segment information
Sales by product	1,229	1,231	1,394
Foreign sales | LPG and propane
Business segment information
Sales by product	501	347	302
Foreign sales | Roads and construction services
Business segment information
Sales by product	6,402	5,465	4,761
Foreign sales | Fuel oil
Business segment information
Sales by product	3,491	3,920	4,029
Foreign sales | Other products
Business segment information
Sales by product	3,160	3,508	1,805
Foreign sales | Diesel
Business segment information
Sales by product	696	1,203	4,097
Foreign sales | Cash flow hedging
Business segment information
Sales by product	412	(345)	(468)
Operating segments
Business segment information
Sales by product	119,694	133,330	143,189
Operating segments | Local sales
Business segment information
Sales by product	58,038	62,657	71,744
Operating segments | Local sales | Mid-distillates
Business segment information
Sales by product	26,792	28,672	32,606
Operating segments | Local sales | Gasoline and turbo fuels
Business segment information
Sales by product	16,044	17,804	23,129
Operating segments | Local sales | Natural gas
Business segment information
Sales by product	3,439	4,096	4,358
Operating segments | Local sales | Services
Business segment information
Sales by product	3,301	3,877	3,233
Operating segments | Local sales | Electric power transmission services
Business segment information
Sales by product	3,266	3,228	2,770
Operating segments | Local sales | Fuel gas service
Business segment information
Sales by product	1,363	1,083	989
Operating segments | Local sales | Asphalts
Business segment information
Sales by product	912	794	938
Operating segments | Local sales | Plastic and rubber
Business segment information
Sales by product	872	920	1,225
Operating segments | Local sales | LPG and propane
Business segment information
Sales by product	512	631	762
Operating segments | Local sales | Roads and construction services
Business segment information
Sales by product	368	330	350
Operating segments | Local sales | Polyethylene
Business segment information
Sales by product	304	328	314
Operating segments | Local sales | Aromatics
Business segment information
Sales by product	160	247	298
Operating segments | Local sales | Fuel oil
Business segment information
Sales by product	23	21	36
Operating segments | Local sales | Other products
Business segment information
Sales by product	682	626	608
Operating segments | Local sales | Crude oil
Business segment information
Sales by product			128
Operating segments | Foreign sales
Business segment information
Sales by product	61,656	70,673	71,445
Operating segments | Foreign sales | Gasoline and turbo fuels
Business segment information
Sales by product	70	46	193
Operating segments | Foreign sales | Natural gas
Business segment information
Sales by product	102	3,920	106
Operating segments | Foreign sales | Electric power transmission services
Business segment information
Sales by product			5,666
Operating segments | Foreign sales | Plastic and rubber
Business segment information
Sales by product	1,229	1,231	1,394
Operating segments | Foreign sales | LPG and propane
Business segment information
Sales by product	501	346	302
Operating segments | Foreign sales | Roads and construction services
Business segment information
Sales by product	6,402	5,465	4,761
Operating segments | Foreign sales | Fuel oil
Business segment information
Sales by product	3,491	1,203	4,029
Operating segments | Foreign sales | Other products
Business segment information
Sales by product	3,160	3,508	1,805
Operating segments | Foreign sales | Crude oil
Business segment information
Sales by product	40,324	48,805	49,560
Operating segments | Foreign sales | Diesel
Business segment information
Sales by product	696	360	4,097
Operating segments | Foreign sales | Cash flow hedging
Business segment information
Sales by product	412	(345)	(468)
Inter-segments
Business segment information
Sales by product	(47,427)	(47,917)	(50,151)
Inter-segments | Local sales
Business segment information
Sales by product	(47,429)	(47,903)	(49,930)
Inter-segments | Local sales | Mid-distillates
Business segment information
Sales by product	(18)	(15)	(32)
Inter-segments | Local sales | Gasoline and turbo fuels
Business segment information
Sales by product	(3,324)	(4,132)	(3,836)
Inter-segments | Local sales | Natural gas
Business segment information
Sales by product	(1,844)	(1,157)	(1,193)
Inter-segments | Local sales | Services
Business segment information
Sales by product	(16,119)	(12,758)	(14,002)
Inter-segments | Local sales | Fuel gas service
Business segment information
Sales by product	(21)	(11)	(9)
Inter-segments | Local sales | LPG and propane
Business segment information
Sales by product	(14)	(16)	(17)
Inter-segments | Local sales | Polyethylene
Business segment information
Sales by product		1	1
Inter-segments | Local sales | Other products
Business segment information
Sales by product	(2,488)	(2,625)	(3,100)
Inter-segments | Local sales | Crude oil
Business segment information
Sales by product	(23,601)	(27,190)	(27,742)
Inter-segments | Foreign sales
Business segment information
Sales by product	2	(14)	(221)
Inter-segments | Foreign sales | Natural gas
Business segment information
Sales by product		(4)
Inter-segments | Foreign sales | Fuel oil
Business segment information
Sales by product	1		(204)
Inter-segments | Foreign sales | Other products
Business segment information
Sales by product	(1)		(17)
Inter-segments | Foreign sales | Crude oil
Business segment information
Sales by product		(10)
Exploration and Production | Operating segments
Business segment information
Sales by product	71,052	81,087	81,517
Exploration and Production | Operating segments | Local sales
Business segment information
Sales by product	29,939	33,477	33,982
Exploration and Production | Operating segments | Local sales | Gasoline and turbo fuels
Business segment information
Sales by product	16
Exploration and Production | Operating segments | Local sales | Natural gas
Business segment information
Sales by product	5,283	5,253	5,551
Exploration and Production | Operating segments | Local sales | Services
Business segment information
Sales by product	575	520	(53)
Exploration and Production | Operating segments | Local sales | Asphalts
Business segment information
Sales by product	99	88	65
Exploration and Production | Operating segments | Local sales | LPG and propane
Business segment information
Sales by product	339	396	505
Exploration and Production | Operating segments | Local sales | Fuel oil
Business segment information
Sales by product	19	18	27
Exploration and Production | Operating segments | Local sales | Other products
Business segment information
Sales by product	7	12	16
Exploration and Production | Operating segments | Local sales | Crude oil
Business segment information
Sales by product	23,601	27,190	27,871
Exploration and Production | Operating segments | Foreign sales
Business segment information
Sales by product	41,113	47,610	47,535
Exploration and Production | Operating segments | Foreign sales | Gasoline and turbo fuels
Business segment information
Sales by product		46
Exploration and Production | Operating segments | Foreign sales | Natural gas
Business segment information
Sales by product	102		106
Exploration and Production | Operating segments | Foreign sales | LPG and propane
Business segment information
Sales by product	501	346	302
Exploration and Production | Operating segments | Foreign sales | Fuel oil
Business segment information
Sales by product			(82)
Exploration and Production | Operating segments | Foreign sales | Other products
Business segment information
Sales by product	(10)	29	37
Exploration and Production | Operating segments | Foreign sales | Crude oil
Business segment information
Sales by product	40,108	47,534	47,632
Exploration and Production | Operating segments | Foreign sales | Cash flow hedging
Business segment information
Sales by product	412	(345)	(460)
Refining and Petrochemicals | Operating segments
Business segment information
Sales by product	64,698	69,219	82,144
Refining and Petrochemicals | Operating segments | Local sales
Business segment information
Sales by product	56,058	57,946	68,725
Refining and Petrochemicals | Operating segments | Local sales | Mid-distillates
Business segment information
Sales by product	26,810	28,687	32,638
Refining and Petrochemicals | Operating segments | Local sales | Gasoline and turbo fuels
Business segment information
Sales by product	19,352	21,936	26,965
Refining and Petrochemicals | Operating segments | Local sales | Services
Business segment information
Sales by product	3,009	536	1,442
Refining and Petrochemicals | Operating segments | Local sales | Fuel gas service
Business segment information
Sales by product	1,384	1,094	998
Refining and Petrochemicals | Operating segments | Local sales | Asphalts
Business segment information
Sales by product	813	706	873
Refining and Petrochemicals | Operating segments | Local sales | Plastic and rubber
Business segment information
Sales by product	872	920	1,225
Refining and Petrochemicals | Operating segments | Local sales | LPG and propane
Business segment information
Sales by product	187	251	274
Refining and Petrochemicals | Operating segments | Local sales | Polyethylene
Business segment information
Sales by product	304	327	312
Refining and Petrochemicals | Operating segments | Local sales | Aromatics
Business segment information
Sales by product	160	247	298
Refining and Petrochemicals | Operating segments | Local sales | Fuel oil
Business segment information
Sales by product	4	3	9
Refining and Petrochemicals | Operating segments | Local sales | Other products
Business segment information
Sales by product	3,163	3,239	3,692
Refining and Petrochemicals | Operating segments | Local sales | Crude oil
Business segment information
Sales by product			(1)
Refining and Petrochemicals | Operating segments | Foreign sales
Business segment information
Sales by product	8,640	11,273	13,419
Refining and Petrochemicals | Operating segments | Foreign sales | Gasoline and turbo fuels
Business segment information
Sales by product	70		193
Refining and Petrochemicals | Operating segments | Foreign sales | Natural gas
Business segment information
Sales by product		3,924
Refining and Petrochemicals | Operating segments | Foreign sales | Plastic and rubber
Business segment information
Sales by product	1,229	1,231	1,394
Refining and Petrochemicals | Operating segments | Foreign sales | Fuel oil
Business segment information
Sales by product	3,490	1,203	4,315
Refining and Petrochemicals | Operating segments | Foreign sales | Other products
Business segment information
Sales by product	2,939	3,274	1,500
Refining and Petrochemicals | Operating segments | Foreign sales | Crude oil
Business segment information
Sales by product	216	1,281	1,928
Refining and Petrochemicals | Operating segments | Foreign sales | Diesel
Business segment information
Sales by product	696	360	4,097
Refining and Petrochemicals | Operating segments | Foreign sales | Cash flow hedging
Business segment information
Sales by product			(8)
Transportation and Logistics | Operating segments
Business segment information
Sales by product	15,337	15,134	15,510
Transportation and Logistics | Operating segments | Local sales
Business segment information
Sales by product	15,337	15,134	15,510
Transportation and Logistics | Operating segments | Local sales | Services
Business segment information
Sales by product	15,337	15,134	15,510
Transportation and Logistics | Operating segments | Local sales | Other products
Business segment information
Sales by product	0
Energy Transmission and Toll Roads Concessions | Operating segments
Business segment information
Sales by product			14,169
Energy Transmission and Toll Roads Concessions | Operating segments | Local sales
Business segment information
Sales by product			3,457
Energy Transmission and Toll Roads Concessions | Operating segments | Local sales | Services
Business segment information
Sales by product			336
Energy Transmission and Toll Roads Concessions | Operating segments | Local sales | Electric power transmission services
Business segment information
Sales by product			2,770
Energy Transmission and Toll Roads Concessions | Operating segments | Local sales | Roads and construction services
Business segment information
Sales by product			350
Energy Transmission and Toll Roads Concessions | Operating segments | Local sales | Polyethylene
Business segment information
Sales by product			1
Energy Transmission and Toll Roads Concessions | Operating segments | Foreign sales
Business segment information
Sales by product			10,712
Energy Transmission and Toll Roads Concessions | Operating segments | Foreign sales | Electric power transmission services
Business segment information
Sales by product	5,269	6,134	5,666
Energy Transmission and Toll Roads Concessions | Operating segments | Foreign sales | Roads and construction services
Business segment information
Sales by product			4,761
Energy Transmission and Toll Roads Concessions | Operating segments | Foreign sales | Other products
Business segment information
Sales by product			$ 285
Concessions, electricity transport and roads | Operating segments
Business segment information
Sales by product	16,034	15,807
Concessions, electricity transport and roads | Operating segments | Local sales
Business segment information
Sales by product	4,133	4,003
Concessions, electricity transport and roads | Operating segments | Local sales | Services
Business segment information
Sales by product	499	445
Concessions, electricity transport and roads | Operating segments | Local sales | Electric power transmission services
Business segment information
Sales by product	3,266	3,228
Concessions, electricity transport and roads | Operating segments | Local sales | Roads and construction services
Business segment information
Sales by product	368	330
Concessions, electricity transport and roads | Operating segments | Foreign sales
Business segment information
Sales by product	11,901	11,804
Concessions, electricity transport and roads | Operating segments | Foreign sales | Roads and construction services
Business segment information
Sales by product	6,402	5,465
Concessions, electricity transport and roads | Operating segments | Foreign sales | Other products
Business segment information
Sales by product	$ 230	$ 205